Changes in Benefit Obligations and Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Plans
Retirement Plans [Line Items]
Benefit obligation at beginning of year	$ 265.8	$ 314.2
Service cost	7.3	9.3	8.3
Interest cost	13.0	12.8	12.3
Change in discount rate	58.9	(53.1)
Experience	(0.5)	(17.5)
Other assumption changes	18.4	7.1
Benefits paid	(5.9)	(7.0)
Benefit obligation at end of year	357.0	265.8	314.2
Fair value of plan assets at beginning of year	223.6	159.4
Actual return on plan assets	29.4	29.0
Company contributions	6.7	42.2
Benefits paid	(5.9)	(7.0)
Fair value of plan assets at end of year	253.8	223.6	159.4
Funded status recognized in the balance sheet	(103.2)	(42.2)
Non-U.S. Pension Plans
Retirement Plans [Line Items]
Benefit obligation at beginning of year	205.0	195.4
Service cost	13.5	13.5	12.0
Interest cost	8.2	7.3	7.1
Change in discount rate	40.4	(8.3)
Experience	1.0	2.3
Other assumption changes	(1.9)	3.0
Plan participants' contributions	0.2	0.2
Plan amendments	0.9	0.5
Benefits paid	(8.3)	(7.7)
Curtailments	0.1	0.1
Special termination benefits		0.5	0.1
Other	(0.5)	(0.9)
Translation difference	(21.3)	(0.9)
Benefit obligation at end of year	237.3	205.0	195.4
Fair value of plan assets at beginning of year	99.9	94.8
Actual return on plan assets	14.2	3.4
Company contributions	9.4	8.0
Plan participants' contributions	0.2	0.2
Benefits paid	(8.3)	(7.7)
Other	(0.2)	(0.2)
Translation difference	(7.2)	1.4
Fair value of plan assets at end of year	108.0	99.9	94.8
Funded status recognized in the balance sheet	$ (129.3)	$ (105.1)